Share Capital - Rollforward of Stock Options and Weighted Average Share Price (Details) - Stock options	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options Outstanding, beginning of period (in shares) | shares	1,734,607	1,886,325
Number of Stock Options Issued (in shares) | shares	290,782	473,365
Number of Stock Options Exercised (in shares) | shares	(541,413)	(551,818)
Number of Stock Options Cancelled (in shares) | shares	(143,413)	(73,265)
Number of Stock Options Outstanding, end of period (in shares) | shares	1,340,563	1,734,607
Weighted Average Exercise Price, Outstanding, beginning of period (in usd per share) | $ / shares	$ 19.07	$ 19.03
Weighted Average Exercise Price, Issued (in usd per share) | $ / shares	33.84	21.00
Weighted Average Exercise Price, Exercised (in usd per share) | $ / shares	18.60	20.57
Weighted Average Exercise Price, Cancelled (in usd per share) | $ / shares	19.53	19.13
Weighted Average Exercise Price, Outstanding, end of period (in usd per share) | $ / shares	$ 22.41	$ 19.07